SCHEDULE OF INCOME TAX PROVISION (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income tax (expense) benefit
UNITED STATES
Loss before Income taxes	(18,862,710)	(58,923,300)
Taxes under statutory US tax rates	$ (3,961,170)	$ (12,373,893)
Taxes under statutory US tax rates, percent	21.00%	21.00%
Increase (decrease) in valuation allowance	$ 3,668,330	$ 12,383,827
Incrase decrease in valuation allowance, percent	(19.40%)	(21.00%)
Foreign tax rate differential	$ (72,125)	$ (54,939)
Foreign tax rate differential, percent	0.40%	0.10%
Settlement expenses	$ 67,200
Settlement expenses, percent	(0.40%)
Foreign exchange revaluation of foreign NOLs	$ 307,160
Foreign exchange revaluation of foreign, percent	(1.70%)
Other	$ (17,630)	$ 92,571
Other, percent	0.10%	(0.20%)
Prior period adjustment		$ (47,566)
Prior period adjustment, percent		0.10%
Other adjustments	$ 8,235
Other adjustments, percent	0.00%
Income tax (expense) benefit
Income tax expense benefit, percent	0.00%	0.00%